CONTRACT ASSETS, NET - Movement of impairment of contract assets (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
CONTRACT ASSETS, NET
Beginning balance	$ 23,279	¥ 162,213	¥ 395,604
Reversal of expense	(2,723)	(18,976)	(233,391)
Ending balance	$ 20,556	¥ 143,237	¥ 162,213